UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-642

DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)

Common Stocks 97.5%
Argentina 0.7%
Banco Macro SA (ADR) (Cost $1,900,960)	65,000	2,145,000
Austria 0.9%
Erste Bank der oesterreichischen Sparkassen AG (Cost $2,037,488)	35,000	2,739,273
Bermuda 0.7%
Credicorp Ltd. of Peru	35,800	1,511,476

Dufry South America Ltd. (BDR)*	44,700	713,415

(Cost $1,695,699)		2,224,891
Brazil 12.7%
Banco Bradesco SA (ADR) (Preferred) (a)	61,300	2,491,232
Companhia Vale do Rio Doce (ADR) (Preferred)	214,900	6,174,077
Diagnosticos da America SA*	95,700	1,914,856
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	132,500	3,989,575
Lojas Renner SA	209,700	2,937,113
Lupatech SA*	100,500	1,665,971
Petroleo Brasileiro SA (ADR)	120,100	11,803,428
Santos-Brasil SA (Unit)*	289,900	3,751,960
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	61,500	5,832,045

(Cost $33,625,689)		40,560,257
Chile 0.5%
Inversiones Aguas Metropolitanas SA (ADR) 144A (Cost $1,577,280)	75,000	1,707,989
China 4.2%
China Communications Construction Co., Ltd. "H"*	903,000	1,025,880
China Merchants Bank Co., Ltd. "H"*	1,061,000	2,290,991
Focus Media Holding Ltd. (ADR)*	48,200	3,984,212
PetroChina Co., Ltd. "H"	1,608,000	1,983,745
PetroChina Co., Ltd. (ADR)	7,400	912,642
Shanghai Electric Group Co., Ltd. "H"	6,820,400	3,332,669

(Cost $9,985,887)		13,530,139
Colombia 0.7%
Bancolombia SA (ADR) (REG S) (Preferred) (Cost $2,179,522)	78,400	2,332,400
Czech Republic 1.0%
Zentiva NV (Cost $2,850,437)	52,235	3,169,693
Egypt 1.1%
Orascom Construction Industries	43,252	1,972,652
Orascom Hotels & Development*	230,005	1,603,954

(Cost $3,303,556)		3,576,606
Hong Kong 3.3%
AAC Acoustic Technology Holdings, Inc.*	1,350,000	1,268,640
China Mobile Ltd. (ADR) (a)	77,100	3,558,165
CNOOC Ltd.	2,643,700	2,265,509
Meadville Holdings Ltd.*	812,000	234,004
Norstar Founders Group Ltd.	4,795,100	1,906,080
Samson Holding Ltd.	2,754,000	1,484,957

(Cost $8,277,480)		10,717,355
Hungary 0.8%
MOL Hungarian Oil & Gas Nyrt. (Cost $2,506,843)	24,700	2,551,468
India 4.1%
Bharti Airtel Ltd.*	279,600	4,608,130
Canara Bank Ltd.	236,000	1,298,736
Infosys Technologies Ltd.	69,700	3,566,399
Sintex Industries Ltd.	401,035	1,933,844
Voltas Ltd.	684,997	1,605,251

(Cost $8,180,673)		13,012,360

Indonesia 2.5%
PT Bank Mandiri	10,658,500	3,014,964
PT Indosat Tbk	668,200	440,963
PT Indosat Tbk (ADR) (a)	82,400	2,735,680
PT Telekomunikasi Indonesia “B”	1,643,500	1,715,766

(Cost $5,729,404)		7,907,373
Israel 2.1%
Elbit Systems Ltd.	55,800	1,934,985
NICE Systems Ltd. (ADR)*	54,400	1,722,304
Teva Pharmaceutical Industries Ltd. (ADR)	91,100	3,197,610

(Cost $6,000,050)		6,854,899
Kazakhstan 0.7%
KazMunaiGas Exploration Production (GDR) 144A* (Cost $1,702,303)	114,500	2,272,825
Korea 13.6%
Hyundai Department Store Co., Ltd.	27,200	2,168,055
Hyundai Mobis	24,500	1,992,757
Hyundai Motor Co.	34,670	2,481,735
Kookmin Bank (ADR) (a)	105,100	8,358,603
NHN Corp.*	40,800	5,384,450
POSCO (ADR) (a)	42,000	3,703,560
Samsung Electronics Co., Ltd.	17,880	11,070,830
Samsung Engineering Co., Ltd.	41,000	1,862,862
Samsung Fire & Marine Insurance Co., Ltd.	17,500	2,949,064
Shinhan Financial Group Co., Ltd.	68,200	3,566,257

(Cost $38,856,222)		43,538,173
Luxembourg 1.7%
Millicom International Cellular SA*	28,400	1,886,896
Tenaris SA (ADR)	75,500	3,583,985

(Cost $3,814,262)		5,470,881
Malaysia 2.2%
Kuala Lumpur Kepong Bhd.	485,300	2,070,445
Resorts World Bhd.	593,600	2,644,977
Steppe Cement Ltd.*	148,639	712,555
Telekom Malaysia Bhd.	581,300	1,715,348

(Cost $5,469,821)		7,143,325
Mexico 6.4%
America Movil SA de CV "L" (ADR)	185,800	8,242,088
Fomento Economico Mexicano SA de CV (ADR)	39,900	4,790,793
Grupo FAMSA SA "A"*	586,200	2,663,892
Grupo Financiero Banorte SA de CV "O"	1,228,500	4,888,230

(Cost $12,692,238)		20,585,003
Morocco 0.7%
ONA SA (Cost $1,614,386)	10,900	2,149,129
Pakistan 0.2%
MCB Bank Ltd. (GDR) 144A (Cost $544,701)	31,000	595,200
Philippines 2.5%
Filinvest Land, Inc.*	16,885,000	598,054
Metropolitan Bank & Trust Co.	1,125,100	1,358,579
Philippine Long Distance Telephone Co. (ADR) (a)	80,900	4,256,958

SM Investments Corp.	243,000	1,843,745

(Cost $5,354,692)		8,057,336
Russia 8.2%
Far Eastern Shipping Co.*	718,234	373,482
Golden Telecom, Inc.	1,200	62,136
LUKOIL (ADR)	75,400	5,964,140
Novolipetsk Steel (GDR) 144A	141,237	3,482,905
OAO Gazprom (ADR)	24,338	1,045,317
OAO Gazprom (ADR) (REG S)	200,380	8,608,610
OAO Vimpel-Communications (ADR)* (a)	25,300	2,161,379
X5 Retail Group NV (GDR) (REG S)*	23,400	637,650
X5 Retail Group NV (GDR) 144A*	137,600	3,749,600

(Cost $20,505,314)		26,085,219
South Africa 7.6%
Barloworld Ltd.	66,900	1,733,029
Gold Fields Ltd.	291,700	4,912,213
MTN Group Ltd.	248,900	2,987,993
Naspers Ltd. "N"	120,700	3,044,829
Network Healthcare Holdings Ltd.*	849,400	1,732,969
Sasol Ltd.	79,200	2,697,593
Steinhoff International Holdings Ltd.*	832,100	2,883,370
Truworths International Ltd.	880,700	4,212,795

(Cost $21,613,150)		24,204,791
Taiwan 10.5%
Asustek Computer, Inc.	1,980,100	5,281,409
Cathay Financial Holding Co., Ltd.	982,808	2,187,206
Chungwha Telecom Co., Ltd.	994,666	1,910,488
Delta Electronics, Inc.	664,000	2,171,424
Farglory Developers Co., Ltd.	1,475,000	2,098,748
High Tech Computer Corp.	136,400	2,030,429
Hon Hai Precision Industry Co., Ltd.	920,887	6,302,990
Inventec Co., Ltd.	1,866,000	1,531,070
Lite-On Technology Corp.	1,134,000	1,640,417
Siliconware Precision Industries Co.	1,847,532	3,072,757
Taiwan Chi Cheng Enterprise Co., Ltd.	508,000	1,956,696
Yageo Corp.*	4,083,000	1,754,288
Yuanta Core Pacific Securities Co.	2,159,939	1,634,826

(Cost $31,125,102)		33,572,748
Thailand 4.1%
Bangkok Bank PCL (Foreign Registered)	1,516,900	4,968,976
Central Pattana PCL (Foreign Registered)	2,367,200	1,471,411
Krung Thai Bank PCL (Foreign Registered)	11,054,700	3,849,262
Thai Airways International PCL (Foreign Registered)	1,337,400	1,693,398
True Corp. PCL (Foreign Registered)*	7,620,400	1,140,319

(Cost $12,243,758)		13,123,366
Turkey 2.6%
Tupras-Turkiye Petrol Rafinerileri AS	97,700	1,748,370
Turkcell Iletisim Hizmetleri AS (ADR) (a)	145,355	2,101,833
Turkiye Garanti Bankasi AS (Unit)	1,133,600	4,309,918
Turkiye Is Bankasi "C"	1	5

(Cost $7,721,984)		8,160,126

United Kingdom 0.7%
Lonmin PLC (Cost $2,014,125)	38,138	2,229,345
United Arab Emirates 0.5%
Emaar Properties (Cost $1,669,769)	489,274	1,685,154

Total Common Stocks (Cost $256,792,795)		311,902,324
Warrants 0.4%
Pakistan
MCB Bank Ltd., 144A, Expiration Date 1/20/2010* (Cost $1,263,373)	290,200	1,417,047
Preferred Stocks 0.8%
Brazil
Net Servicos de Comunicacao SA* (Cost $1,725,604)	197,300	2,384,450
Rights 0.0%
Thailand
True Corp. PCL* (Cost $0)	324,062	0
Securities Lending Collateral 6.6%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $21,213,953)	21,213,953	21,213,953
Cash Equivalents 0.4%
Cash Management QP Trust, 5.31% (d) (Cost $1,419,917)	1,419,917	1,419,917
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 282,415,642)	105.7	338,337,691
Other Assets and Liabilities, Net	(5.7)	(18,324,391)

Net Assets	100.0	320,013,300

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $20,647,405 which is 6.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
BDR: Bearer Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2007, the DWS Emerging Markets Equity Fund had the following sector diversification:
		As a % of Common &
Sector	Market Value ($)	Preferred Stocks
Financials	68,175,610	21.7%
Information Technology	46,797,407	14.9%
Energy	45,437,632	14.5%
Telecommunication Services	39,524,142	12.6%
Consumer Discretionary	38,711,842	12.3%
Industrials	31,453,881	10.0%
Materials	21,214,655	6.7%
Consumer Staples	11,248,488	3.6%
Health Care	10,015,128	3.2%
Utilities	1,707,989	0.5%
Total	314,286,774	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007